Secondary Listing in Hong Kong (Details) - HKD ($) $ in Millions	Dec. 31, 2021	Dec. 08, 2021
Over-allotment option
Subsidiary or Equity Method Investee [Line Items]
Shares lent to underwriters for settlement of over-allocations		1,453,620
Class A ordinary shares | Over-allotment option
Subsidiary or Equity Method Investee [Line Items]
Shares lent to underwriters for settlement of over-allocations		1,650,000
Shares borrowed by underwriters	1,650,000
Class A ordinary shares | HKEX
Subsidiary or Equity Method Investee [Line Items]
Issuance of shares - global offering		5,500,000
Gross proceeds from the global offering		$ 178.4
SINA | Class A ordinary shares | HKEX
Subsidiary or Equity Method Investee [Line Items]
Issuance of shares - global offering		5,500,000